Going concern (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Going Concern
Net loss	$ 29,753	$ (456)	$ (456)	$ 6,805